SUPPLEMENT TO THE PROSPECTUS                                         May 1, 2000

(Table 1)                               (Table 2)
United Asset Strategy Fund, Inc.        United Government Securities Fund, Inc.
United Continental Income Fund, Inc.    United Municipal Bond Fund, Inc.
United Funds, Inc.                      United Municipal High Income Fund, Inc.
United High Income Fund, Inc.
United High Income Fund II, Inc.
United International Growth Fund, Inc.
United New Concepts Fund, Inc.
United Retirement Shares, Inc.
United Small Cap Fund, Inc.
United Tax-Managed Equity Fund, Inc.
United Vanguard Fund, Inc.

The following supplements the information regarding Class A shares in the sections entitled "Choosing A Share Class":

The expanded table below replaces the table regarding the initial sales charge applicable to purchases of Class A shares:

(Table 1)
                      Sales Charge as Sales Charge as Approx.Dealer Reallowance
                       as Percent of     Percent of Amount     as Percent of
  Size of Purchase     Offering Price         Invested         Offering Price

     Under $100,000          5.75%               6.10%               5.00%
     $100,000 to less
       than $200,000         4.75%               4.99%               4.00%
     $200,000 to less
       than $300,000         3.50%               3.63%               2.80%
     $300,000 to less
       than $500,000         2.50%               2.56%               2.00%
     $500,000 to less
       than $1,000,000       1.50%               1.52%               1.20%
     $1,000,000 to less
       than $2,000,000       1.00%               1.01%               0.75%
     $2,000,000 and over     0.00%               0.00%               0.50%*

  (Table 2)
                      Sales Charge as Sales Charge as Approx.Dealer Reallowance
                       as Percent of     Percent of Amount     as Percent of
  Size of Purchase     Offering Price         Invested         Offering Price

     Under $100,000          4.25%               4.44%               3.60%
     $100,000 to less
       than $300,000         3.25%               3.36%               2.75%
     $300,000 to less
       than $500,000         2.50%               2.56%               2.00%
     $500,000 to less
       than $1,000,000       1.50%               1.52%               1.40%
     $1,000,000 to less
       than $2,000,000       1.00%               1.01%               0.75%
     $2,000,000 and over     0.00%               0.00%               0.50%*

  *Waddell & Reed, Inc. may pay additional compensation from its own resources to securities dealers based upon the value of shares of the Fund owned by the dealer for its own account or for its customers. Waddell & Reed, Inc. may also provide compensation from its own resources to securities dealers with respect to other shares of the Fund purchased by customers of such dealers without payment of a sales charge.

Until March 31, 2001, Class A shares may also be purchased at net asset value ("NAV") by persons who are clients of Legend Equities Corporation if the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which is not within the United Group of Mutual Funds and the purchase is made within 60 days of such redemption.


To be attached to the cover page of the Prospectus of:

     United Asset Strategy Fund, Inc. - dated December 31, 1999
     United Continental Income Fund, Inc. - dated September 20, 1999 United Funds, Inc. - dated September 20, 1999
     United Government Securities Fund, Inc. - dated September 20, 1999 United High Income Fund, Inc. - dated September 20, 1999
     United High Income Fund II, Inc. - dated December 31, 1999
     United International Growth Fund, Inc. - dated September 20, 1999 United Municipal Bond Fund, Inc. - dated December 31, 1999
     United Municipal High Income Fund, Inc. - dated December 31, 1999 United New Concepts Fund, Inc. - dated September 20, 1999
     United Retirement Shares, Inc. - dated September 20, 1999
     United Small Cap Fund, Inc. - dated October 4, 1999
     United Tax-Managed Equity Fund, Inc. - dated March 31, 2000
     United Vanguard Fund, Inc. - dated December 31, 1999

This Supplement is dated May 1, 2000.

NUS2100J

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

United Asset Strategy Fund, Inc.
United Continental Income Fund, Inc.
United Funds, Inc.
United Government Securities Fund, Inc.
United High Income Fund, Inc.
United High Income Fund II, Inc.
United International Growth Fund, Inc.
United Municipal Bond Fund, Inc.
United Municipal High Income Fund, Inc.
United New Concepts Fund, Inc.
United Retirement Shares, Inc.
United Small Cap Fund, Inc.
United Tax-Managed Equity Fund, Inc.
United Vanguard Fund, Inc.

The following supplements the information under "Net Asset Value Purchases of Class A Shares:"

     Until March 31, 2001, Class A shares may also be purchased at net asset value ("NAV") by persons who are clients of Legend Equities Corporation ("Legend") if the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which is not within the United Group of Mutual Funds and the purchase is made within 60 days of such redemption.

The disclosure regarding the respective Distribution and Service Plans ("Plans") for Class A shares, Class B shares and Class C shares is revised to reflect that such shares are offered through Waddell & Reed, Inc. and also through certain other broker-dealers. In addition to the dealer reallowance that may be applicable to Class A share purchases, as described in the Prospectus, Waddell & Reed, Inc. may pay such broker-dealers a portion of the fees it receives under the respective Plans as well as other compensation in connection with the distribution of Fund shares, including the following: i) for the purchase of Class A shares purchased at NAV by Legend clients, Waddell & Reed, Inc. (or its affiliate) may pay Legend 1.00% of net assets invested; ii) for the purchase of Class B shares, Waddell & Reed, Inc. (or its affiliate) may pay Legend 4.00% of net assets invested; iii) for the purchase of Class C shares, Waddell & Reed, Inc. (or its affiliate) may pay Legend 1.00% of net assets invested.


To be attached to the cover page of the Statement of Additional Information of:

     United Asset Strategy Fund, Inc. - dated December 31, 1999
     United Continental Income Fund, Inc. - dated September 20, 1999 United Funds, Inc. - dated April 30, 2000
     United Government Securities Fund, Inc. - dated September 20, 1999 United High Income Fund, Inc. - dated September 20, 1999
     United High Income Fund II, Inc. - dated December 31, 1999
     United International Growth Fund, Inc. - dated September 20, 1999 United Municipal Bond Fund, Inc. - dated December 31, 1999
     United Municipal High Income Fund, Inc. - dated December 31, 1999 United New Concepts Fund, Inc. - dated September 20, 1999
     United Retirement Shares, Inc. - dated September 20, 1999
     United Small Cap Fund, Inc. - dated October 4, 1999
     United Tax-Managed Equity Fund, Inc. - dated March 31, 2000
     United Vanguard Fund, Inc. - dated December 31, 1999

This Supplement is dated May 1, 2000.